Pacer US Small Cap Cash Cows ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 11.3%
Angi, Inc. (a)	274,276	$4,448,757
Bumble, Inc. - Class A (a)	790,038	6,146,496
Cable One, Inc. (b)	44,974	5,755,773
Cars.com, Inc. (a)	579,867	7,462,888
EverQuote, Inc. - Class A (a)	160,460	3,945,712
Fox Corp. - Class A	1,460,983	81,464,412
fuboTV, Inc. (a)(b)	2,228,944	8,871,197
Gray Media, Inc.	807,022	3,639,669
Ibotta, Inc. - Class A (a)(b)	64,294	2,337,087
IDT Corp. - Class B	83,332	4,909,088
Interpublic Group of Cos., Inc.	2,421,006	59,556,748
Magnite, Inc. (a)	757,405	17,427,889
Match Group, Inc.	1,395,853	47,835,882
MediaAlpha, Inc. - Class A (a)	316,468	3,171,009
Nexstar Media Group, Inc. (b)	286,212	53,553,127
Omnicom Group, Inc. (b)	1,084,607	78,145,934
Playtika Holding Corp.	508,080	2,263,496
QuinStreet, Inc. (a)	208,408	3,419,975
TEGNA, Inc.	1,575,175	26,305,423
Vimeo, Inc. (a)	609,401	2,309,630
YELP, Inc. (a)	402,428	13,855,596
Ziff Davis, Inc. (a)	396,505	12,339,236
		449,165,024

Consumer Discretionary - 22.2%
Abercrombie & Fitch Co. (a)	295,100	28,335,502
ADT, Inc.	3,943,791	32,930,655
A-Mark Precious Metals, Inc.	172,662	3,674,247
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,144,752	5,094,146
American Public Education, Inc. (a)	88,588	2,615,118
Bath & Body Works, Inc.	1,646,573	47,684,754
BorgWarner, Inc.	1,546,886	56,925,405
Buckle, Inc.	247,002	12,194,489
Carter's, Inc. (b)	350,936	8,506,689
Columbia Sportswear Co. (b)	258,101	14,600,773
Coursera, Inc. (a)	422,661	5,342,435
Crocs, Inc. (a)(b)	482,211	48,090,903
Dillard's, Inc. - Class A (b)	29,139	13,605,873
Ethan Allen Interiors, Inc.	103,909	3,093,371
Etsy, Inc. (a)	647,851	37,750,278
European Wax Center, Inc. - Class A (a)	318,120	1,488,802
Expedia Group, Inc.	473,674	85,365,528
Figs, Inc. - Class A (a)	639,193	4,154,754
Funko, Inc. - Class A (a)	354,256	1,360,343
GameStop Corp. - Class A (a)(b)	1,045,012	23,460,519
Gap, Inc. (b)	2,183,800	42,496,748
Garrett Motion, Inc. (b)	1,185,076	15,453,391
Gentex Corp.	882,288	23,310,049
GigaCloud Technology, Inc. - Class A (a)(b)	259,480	5,778,620
G-III Apparel Group Ltd. (a)	376,084	8,875,582
Graham Holdings Co. - Class B	20,820	19,866,028
H&R Block, Inc.	615,394	33,440,510
Harley-Davidson, Inc.	1,120,300	27,256,899
Kontoor Brands, Inc. (b)	316,603	17,622,123
LCI Industries (b)	228,987	21,753,765
Leggett & Platt, Inc.	1,308,442	12,495,621
Mattel, Inc. (a)	1,638,413	27,869,405
Monarch Casino & Resort, Inc.	69,468	7,152,425
Monro, Inc. (b)	291,692	4,111,399
Perdoceo Education Corp.	276,797	7,966,218
Phinia, Inc.	275,916	13,988,941
PVH Corp. (b)	498,167	36,575,421
Signet Jewelers Ltd. (b)	284,156	22,476,740
Steven Madden Ltd. (b)	374,037	8,978,758
Sturm Ruger & Co., Inc.	55,104	1,882,353
Thor Industries, Inc. (b)	328,393	29,880,479
Tri Pointe Homes, Inc. (a)	863,777	26,604,332
Visteon Corp. (a)	173,711	19,307,978
YETI Holdings, Inc. (a)	344,396	12,653,109
		884,071,478

Consumer Staples - 7.1%
Cal-Maine Foods, Inc.	423,317	47,047,451
Central Garden & Pet Co. (a)(b)	89,782	3,503,294
Conagra Brands, Inc.	3,567,049	65,134,315
Fresh Del Monte Produce, Inc.	258,560	9,719,270
Ingredion, Inc.	375,485	49,391,297
Maplebear, Inc. (a)(b)	996,439	47,799,179
Nu Skin Enterprises, Inc. - Class A	460,172	3,856,241
Pilgrim's Pride Corp.	396,285	18,779,946
The Boston Beer Co., Inc. - Class A (a)	46,996	9,731,932
Universal Corp.	231,232	12,595,207
USANA Health Sciences, Inc. (a)	87,676	2,576,798
World Fuel Services Corp.	414,016	11,290,216
		281,425,146

Energy - 13.4%
APA Corp. (b)	2,978,654	57,458,236
Ardmore Shipping Corp.	366,748	3,990,218
California Resources Corp.	514,448	24,786,105
Chord Energy Corp.	542,353	59,837,806
Civitas Resources, Inc. (b)	867,937	26,350,567
Crescent Energy Co. - Class A	1,780,547	16,452,254
Dorian LPG Ltd.	324,507	9,342,557
Helix Energy Solutions Group, Inc. (a)	838,041	4,969,583
Innovex International, Inc. (a)	354,356	5,818,526
Liberty Energy, Inc.	856,712	10,571,826
Murphy Oil Corp. (b)	1,253,949	31,110,475
NOV, Inc. (b)	3,737,755	47,020,958
Ovintiv, Inc.	1,873,747	77,160,901
RPC, Inc. (b)	804,128	3,739,195
Scorpio Tankers, Inc.	390,182	17,640,128
Sitio Royalties Corp. - Class A	771,486	14,017,901
TechnipFMC PLC	1,906,301	69,332,167
Teekay Corp. Ltd.	554,988	3,995,914
Teekay Tankers Ltd.	240,121	10,169,124
Tidewater, Inc. (a)(b)	304,055	15,205,791
Weatherford International PLC	488,568	27,628,520
		536,598,752

Health Care - 13.5%
AdaptHealth Corp. (a)	1,034,292	9,277,599
Alkermes PLC (a)	860,912	22,805,559
AMN Healthcare Services, Inc. (a)	370,774	6,799,995
Amphastar Pharmaceuticals, Inc. (a)	307,093	6,433,598
Avanos Medical, Inc. (a)	447,420	4,997,681
Catalyst Pharmaceuticals, Inc. (a)	600,004	12,798,085
Collegium Pharmaceutical, Inc. (a)	313,988	9,375,682
DaVita, Inc. (a)(b)	431,632	60,588,184
Emergent BioSolutions, Inc. (a)	527,580	3,102,170
Envista Holdings Corp. (a)	765,905	14,467,945
Exelixis, Inc. (a)	1,049,266	38,004,415
Harmony Biosciences Holdings, Inc. (a)	354,344	12,465,822
Innoviva, Inc. (a)	476,716	8,661,930
Jazz Pharmaceuticals PLC (a)	593,113	67,988,543
Lantheus Holdings, Inc. (a)(b)	320,483	22,815,185
National HealthCare Corp.	55,856	5,363,852
Omnicell, Inc. (a)	194,006	6,016,126
Pacira BioSciences, Inc. (a)	347,001	7,318,251
Pediatrix Medical Group, Inc. (a)	732,413	8,972,059
Premier, Inc. (b)	768,023	16,497,134
Progyny, Inc. (a)	491,200	11,548,112
PTC Therapeutics, Inc. (a)(b)	701,987	36,580,543
Supernus Pharmaceuticals, Inc. (a)(b)	269,146	9,447,025
United Therapeutics Corp. (a)	211,234	58,025,980
Viatris, Inc.	8,793,958	76,859,193
		537,210,668

Industrials - 14.1%
Alamo Group, Inc.	49,358	10,986,104
Apogee Enterprises, Inc.	122,730	5,153,433
Argan, Inc.	43,252	10,595,875
Astec Industries, Inc.	93,544	3,709,955
Atkore, Inc.	260,386	20,054,930
DNOW, Inc. (a)	654,755	10,187,988
Fluor Corp. (a)	561,810	31,893,954
GMS, Inc. (a)	238,121	26,107,586
Healthcare Services Group, Inc. (a)	282,584	3,676,418
Heidrick & Struggles International, Inc.	119,620	5,326,679
Interface, Inc.	290,192	5,983,759
Janus International Group, Inc. (a)	1,002,429	8,590,816
Kforce, Inc. (b)	85,996	2,996,961
Korn/Ferry International	253,068	17,934,929
Legalzoom.com, Inc. (a)	703,608	6,325,436
Liquidity Services, Inc. (a)	102,152	2,439,390
Lyft, Inc. - Class A (a)(b)	3,310,092	46,539,893
Matson, Inc. (b)	224,045	23,923,525
MRC Global, Inc. (a)	829,831	12,181,919
NEXTracker, Inc. - Class A (a)	537,428	31,310,555
Primoris Services Corp.	320,378	30,169,996
Proto Labs, Inc. (a)	94,046	4,055,263
Robert Half, Inc.	387,464	14,301,296
Rush Enterprises, Inc. - Class A (b)	488,572	26,451,288
Shoals Technologies Group, Inc. - Class A (a)	763,728	4,116,494
Steelcase, Inc. - Class A	526,535	5,439,107
Sterling Infrastructure, Inc. (a)(b)	119,106	31,871,575
Sun Country Airlines Holdings, Inc. (a)	387,128	4,486,813
TriNet Group, Inc.	295,356	20,028,090
Tutor Perini Corp. (a)	433,803	20,887,614
United Airlines Holdings, Inc. (a)	1,059,938	93,603,125
Upwork, Inc. (a)	636,844	7,616,654
V2X, Inc. (a)	138,368	6,555,876
Vestis Corp.	1,115,893	6,762,312
		562,265,608

Information Technology - 12.9%
Adeia, Inc.	744,664	9,643,399
Arrow Electronics, Inc. (a)	431,761	50,084,276
ASGN, Inc. (a)	315,772	15,832,808
Avnet, Inc.	784,565	41,534,871
Axcelis Technologies, Inc. (a)(b)	99,635	6,744,293
Benchmark Electronics, Inc.	198,936	7,659,036
BILL Holdings, Inc. (a)	404,380	17,327,683
Cirrus Logic, Inc. (a)	219,754	22,131,425
Clear Secure, Inc. - Class A (b)	648,730	19,079,149
Daktronics, Inc. (a)(b)	255,256	4,140,252
Digi International, Inc. (a)	167,394	5,458,718
Dropbox, Inc. - Class A (a)	1,624,627	44,141,116
DXC Technology Co. (a)	1,780,271	24,229,488
Enphase Energy, Inc. (a)	552,136	17,867,121
ePlus, Inc. (a)	226,259	14,657,058
Harmonic, Inc. (a)	653,108	5,557,949
Insight Enterprises, Inc. (a)	169,464	20,095,041
Kulicke & Soffa Industries, Inc.	217,568	7,127,528
LiveRamp Holdings, Inc. (a)	260,618	8,553,483
NetScout Systems, Inc. (a)	478,762	10,255,082
OneSpan, Inc.	171,042	2,522,870
PagerDuty, Inc. (a)(b)	404,856	6,526,279
Penguin Solutions, Inc. (a)(b)	368,020	8,674,231
Photronics, Inc. (a)	258,343	5,259,864
Plexus Corp. (a)	143,879	18,344,573
Rapid7, Inc. (a)	339,340	7,166,861
RingCentral, Inc. - Class A (a)(b)	788,051	20,087,420
ScanSource, Inc. (a)	198,830	7,722,557
SkyWater Technology, Inc. (a)(b)	218,168	1,952,604
Skyworks Solutions, Inc.	986,828	67,637,191
Teradata Corp. (a)	646,980	13,541,291
Xerox Holdings Corp. (b)	1,126,661	4,562,977
		516,118,494

Materials - 4.6%
Alpha Metallurgical Resources, Inc. (a)(b)	106,545	12,579,768
CF Industries Holdings, Inc.	785,155	72,885,939
Crown Holdings, Inc.	694,129	68,968,657
Perimeter Solutions, Inc. (a)	754,954	12,177,408
Ramaco Resources, Inc. - Class B	2,347	31,867
SunCoke Energy, Inc.	790,788	5,843,923
Sylvamo Corp.	266,336	12,270,100
		184,757,662

Real Estate - 0.2%
eXp World Holdings, Inc. (b)	822,220	8,863,531
TOTAL COMMON STOCKS (Cost $3,961,223,154)		3,960,476,363

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%
Real Estate - 0.7%
Apple Hospitality REIT, Inc. (b)	1,510,204	17,744,897
Innovative Industrial Properties, Inc.	173,743	8,982,513
		26,727,410
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $30,179,929)		26,727,410

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, - 4.58%(c)	527,852,455	527,852,455
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $527,852,455)		527,852,455

TOTAL INVESTMENTS - 113.2% (Cost $4,519,255,538)		4,515,056,228
Liabilities in Excess of Other Assets - (13.2)%		(525,065,985)
TOTAL NET ASSETS - 100.0%		$3,989,990,243
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $509,500,639.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Small Cap Cash Cows ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,960,476,363	$–	$–	$3,960,476,363
Real Estate Investment Trusts - Common	26,727,410	–	–	26,727,410
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	527,852,455
Total Investments	$3,987,203,773	$–	$–	$4,515,056,228

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $527,852,455 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.